Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA rand
Figures in million	2019	2018*

Mining assets	20 549	24 203
Mining assets under construction	2 964	2 528
Undeveloped properties	3 965	3 974
Other non-mining assets	271	264

Total property, plant and equipment	27 749	30 969

* Re-presented due to the change in the final purchase price allocation related to the Moab Khotsong acquisition. Refer to note 12 for detail.
The movement in the mining assets is as follows:

	SA rand
Figures in million	2019	2018*

Cost

Balance at beginning of year	49 741	40 570
Fully depreciated assets no longer in use derecognised	(302)	—
Additions[1]	4 113	2 546
Acquisition of Moab Khotsong	—	3 554
Disposals	(16)	(68)
Scrapping of assets	(117)	(2)
Adjustment to rehabilitation asset	(439)	(175)
Transfers and other movements	801	3 117
Translation	(152)	199

Balance at end of year	53 629	49 741

Accumulated depreciation and impairments

Balance at beginning of year	25 538	19 263
Fully depreciated assets no longer in use derecognised	(302)	—
Impairment of assets	3 880	3 460
Disposals	(16)	(67)
Scrapping of assets	(96)	(1)
Depreciation	4 184	2 789
Translation	(108)	94

Balance at end of year	33 080	25 538
Net carrying value	20 549	24 203
* Relates to a change in the fair value of assets acquired - refer to note 12 for detail.
[1] Included in additions for 2019 is an amount of R173 million (2018: R12 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.
The movement in the mining assets under construction is as follows:

	SA rand
Figures in million	2019	2018

Cost

Balance at beginning of year	2 528	3 104
Additions[1]	1 070	1 988
Depreciation capitalised[2]	50	312
Finance costs capitalised[3]	133	183
Transfers and other movements	(802)	(3 123)
Translation	(15)	64

Balance at end of year	2 964	2 528
[1] For 2019 pre-production revenue of Rnil (2018: R1 288 million) was credited against additions.
[2] Relates primarily to Hidden Valley.
[3] Refer to note 9 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA rand
Figures in million	2019	2018

Cost

Balance at beginning of year	5 446	5 442
Translation	(9)	4

Balance at end of year	5 437	5 446

Accumulated depreciation and impairments

Balance at beginning and end of year	1 472	14
Impairment[1]	—	1 458

Balance at end of year	1 472	1 472
Net carrying value	3 965	3 974
[1] The impairment for 2018 year relates to Target North.
The movement in the non-mining assets is as follows:

	SA rand
Figures in million	2019	2018

Cost

Balance at beginning of year	609	441
Fully depreciated assets no longer in use derecognised	(9)	—
Additions	59	37
Acquisition of Moab Khotsong	—	137
Transfers and other movements	1	(6)
Translation	(2)	—

Balance at end of year	658	609

13	PROPERTY, PLANT AND EQUIPMENT continued

OTHER NON-MINING ASSETS continued

	SA rand
Figures in million	2019	2018

Accumulated depreciation and impairments

Balance at beginning of year	345	236
Fully depreciated assets no longer in use derecognised	(9)	—
Depreciation	39	56
Impairment	12	51
Translation	—	2

Balance at end of year	387	345
Net carrying value	271	264

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price and exchange rates assumptions:

	2019	2018	2017

US$ gold price per ounce
– Year 1	1 325	1 250	1 200
– Year 2	1 310	1 250	1 200
– Long term (year 3 onwards)	1 290	1 250	1 200
US$ silver price per ounce
– Year 1 and year 2	15.75	17.00	17.00
– Long term (year 3 onwards)	17.00	17.00	17.00
Exchange rate (R/US$)
– Year 1	14.43	13.30	13.61
– Year 2	14.25	13.30	13.61
– Long term (year 3 onwards)	14.11	13.30	13.61
Exchange rate (PGK/US$)	3.34	3.17	3.16
Rand gold price (R/kg)
– Year 1	615 000	535 000	525 000
– Year 2	600 000	535 000	525 000
– Long term (year 3 onwards)	585 000	535 000	525 000

The following is the attributable gold resource value assumption:

	South Africa			Hidden Valley
US dollar per ounce	2019	2018	2017	2019	2018	2017

Measured	25.00	25.00	32.69	n/a	n/a	n/a
Indicated	8.00	8.00	18.68	8.00	5.84	5.84
Inferred	2.80	2.80	4.67	n/a	5.84	5.84

Disclosure of Sensitivity Analysis - Impairment of Assets
The impairment of assets consists of the following:

	SA rand
Figures in million	2019	2018	2017

Tshepong Operations	2 254	988	255
Kusasalethu	690	579	678
Target 1	312	699	785
Target 3	318	—	—
Joel	198	160	—
Other mining assets	120	319	—
Bambanani	6	—	—
Doornkop	—	317	—
Unisel	—	487	—
Masimong	—	329	—
Target North	—	1 458	—

Total impairment of assets	3 898	5 336	1 718

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment is due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remains under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it results in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2017 are as follows:

SA rand
Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	4 931	2 849	7 780
Target 1
Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	867	1 129	1 996
Kusasalethu
The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.
	1 240	1 543	2 783

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2019 and 2018:

	SA rand
Figures in million	2019	2018

- 10% decrease
Tshepong Operations	7 155	5 174
Moab Khotsong[1]	2 758	1 636
Kusasalethu	1 962	2 716
Doornkop	1 350	2 052
Target 1	1 278	1 684
Joel	984	882
Hidden Valley	749	752
Target 3	337	141
Bambanani[1]	331	222
Target North	291	1 826
Other surface operations	178	540
Masimong	105	386
Unisel	45	525
Kalgold	39	—

+ 10% increase
Target 3	300	—
Masimong	—	59
Target North	—	1 090
Unisel	—	433

[1] The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.